LEASES	6 Months Ended
Jun. 30, 2026
Leases
LEASES

NOTE 8 － LEASES

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company has entered into commercial operating leases with various third parties for the use of offices, retail stores and warehouses in various countries. These leases have original terms exceeding 1 year, but not more than 10 years. These operating leases are included in “Right-of-use Assets” on the balance sheet and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the balance sheet.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31, 2025	June 30, 2026
Operating lease:
Right-of-use assets, net	$7,363,312	$7,528,176

Lease liabilities:
Current lease liabilities	$1,924,657	$2,299,696
Non-current lease liabilities	5,572,603	5,377,461
Total lease liabilities	$7,497,260	$7,677,157

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

A summary of operating lease expenses recognized in the Company’s consolidated statements of operations and comprehensive income is as follows:

	Six months ended June 30,
	2025	2026
Amortization of right-of-use assets	$1,118,679	$1,241,920
Interest of lease liabilities	160,078	204,325
Total operating lease expenses	$1,278,757	$1,446,245

Other supplemental information about the Company’s operating leases as of:

	December 31, 2025	June 30, 2026
Weighted average discount rate	1.2-7.59%	1.2-7.59%
Weighted average remaining lease term (years)	0.08-9 years	0.42-8.5 years

Operating lease commitments:

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of June 30, 2026:

For the year ending December 31,	Amounts
2026 (six months)	$1,365,541
2027	2,400,120
2028	1,759,193
2029	1,053,058
2030	669,388
Thereafter	1,405,333
Total minimum lease payments	8,652,633
Less: imputed interest	(975,476)
Future minimum lease payments	$7,677,157